INCOME TAXES (Details 1) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Income Taxes Details 1Abstract
Loss before taxes from continuing operations		$ (38,371)	$ (24,620)
Combined Canadian tax rate		26.50%	26.50%
Income tax recovery at combined rate		$ 10,168	$ 6,524
Difference in tax rates		7,573	2,096
Non-deductible amounts		(5,996)	(2,237)
Non-taxable amounts		1,439	1,795
Previously unrecognized deferred tax assets	[1]	3,852	3,307
Renunciation of tax attributes-flow through shares		(1,589)	(2,827)
Change in deferred tax assets not recognized		(7,488)	(3,743)
Prior year over (under) provision		(78)	(71)
Other		413	322
Income tax recovery		$ 8,294	$ 5,166

[1]	The Company has recognized certain previously unrecognized Canadian tax assets in 2018 and 2017 as a result of the renunciation of certain tax benefits to subscribers pursuant to its March 2017 $14,499,790 and May 2016 $12,405,000 flow-through share offerings.